Risk Management and Financial Instruments - Schedule of Position Balance in Commodities and Corn Contracts (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Livestock [Member]
OPERATING
Net Exposure	$ 9,707	$ (1,082)
Grains and Others [Member]
OPERATING
Net Exposure	2,252,211	31,774
Firm contracts [Member] | Livestock [Member]
OPERATING
Net Exposure	35,267	31,028
Firm contracts [Member] | Grains and Others [Member]
OPERATING
Net Exposure	5,152	8,681
Operating Subtotal [Member] | Livestock [Member]
OPERATING
Net Exposure	35,267	31,028
Operating Subtotal [Member] | Grains and Others [Member]
OPERATING
Net Exposure	5,152	8,681
Future Contracts [Member] | Livestock [Member]
OPERATING
Net Exposure	3,000	6,548
Future Contracts [Member] | Grains and Others [Member]
OPERATING
Net Exposure	22,632	6,949
Deliverable Forwards [Member] | Livestock [Member]
OPERATING
Net Exposure	(28,560)	(38,658)
Deliverable Forwards [Member] | Grains and Others [Member]
OPERATING
Net Exposure	(25,573)	16,144
Derivatives subtotal [Member] | Livestock [Member]
OPERATING
Net Exposure	(25,560)	(32,110)
Derivatives subtotal [Member] | Grains and Others [Member]
OPERATING
Net Exposure	2,247,059	$ 23,093
Non-Deliverable Forwards [Member] | Grains and Others [Member]
OPERATING
Net Exposure	$ 2,250,000